JENNISON MID-CAP GROWTH FUND, INC.

GATEWAY CENTER THREE, 4TH FLOOR

100 MULBERRY STREET

NEWARK, NJ 07109

May 2, 2007

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Jennison Mid-Cap Growth Fund, Inc.
(formerly, Jennison U.S. Emerging Growth Fund, Inc.)
Registration Statement on Form N-14 (File No. 811- 07811)

Commissioners:

On behalf of Jennison Mid-Cap Growth Fund, Inc. (the “Fund”), a Maryland corporation, we are hereby filing the Fund’s initial Registration Statement on Form N-14 (the “Registration Statement”) in connection with the special meetings of shareholders of Jennison Technology Fund, a series of Jennison Sector Funds (the “Meeting”). These materials include the notice of the Meeting, the proxy statement, and the form of proxy card. At the Meeting, shareholders will be asked to vote to approve or disapprove separate acquisitions by the Fund of the Jennison Technology Fund (the “Reorganizations”).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to the following registration statements on Form N-14 that have been recently declared effective by the staff, including N-14 registration statements filed by the Fund:

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Jennison Mid-Cap Growth Fund, Inc., effective on October 27, 2006 (File No. 333-136899) and Jennison Mid-Cap Growth Fund, Inc., effective on March 9, 2006 (File No. 333-131461) (collectively, the “Prior Growth Fund filings”); and

•	Jennison Sector Funds, Inc., effective on June 24, 2005 (File No. 333-125346) (File No. 333-125346) (the “Prior Sector filing”).

The Registration Statement disclosure is substantially similar to the Prior Growth Fund Filings with respect to the followings sections of the Registration Statement:

•	Notice of the Special Meetings,

•	Summary,

•	Comparison of Important Features (as such disclosure relates to the Funds),

•	Fees and Expenses (except with respect to specific numbers),

•	Reasons For the Reorganization (as such disclosure relates to the Funds),

•	Information About the Reorganization,

•	Voting Information,

•	Additional Information,

•	Miscellaneous,

•	Shareholder Proposals, and

•	Plan of Reorganization.

The Registration Statement disclosure is substantially similar to the Prior Sector Filing with respect to the followings sections of the Registration Statement:

•	Comparison of Important Features (as such disclosure relates to the Fund).

Due to the similarities in the Registration Statement and the above-referenced filings, we request “no review” or “limited review” by the staff.

It is proposed that the filing become effective on June 1, 2007 pursuant to Rule 488 under the Securities Act of 1933, as amended. Therefore, we would appreciate receiving the staff’s comments on or about May 28, 2007.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 367-3161 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo

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